Intangible Asset, Net (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jan. 10, 2017	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Amortization expense	$ 8,000		$ 32,000	$ 32,000
Amortization expense, first year			32,000
Amortization expense, second year			32,000
Amortization expense, third year			32,000
Amortization expense, fourth year			32,000
Amortization expense, fifth year			$ 32,000
Predecessor [Member]
Amortization expense